SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
SEGMENT INFORMATION

20.         SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer of the Company, who reviews financial information of operating segments when making decisions about allocating resources and assessing performance of the Group. An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur costs, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s CODM. For the years ended December 31, 2020, 2021 and 2022, the Group has only one operating segment.